Derivative financial liability – current	12 Months Ended
Dec. 31, 2021
Derivative financial liability – current

20	Derivative financial liability – current

Schedule of derivative financial liability

	2021 £’000	2020 £’000	2019 £’000
Equity settled derivative financial liability
At 1 January	1,559	664	–
Warrants issued	–	997	1,148
Transfer to share premium on exercise of warrants	(70)	(499)	–
Gain recognised in finance income within the consolidated statement of comprehensive income	(936)	397	(484)
At 31 December	553	1,559	664

Equity settled derivative financial liability is a liability that is not to be settled for cash.

May 2020 warrants

In May 2020 the Company issued 9,545,456 warrants in the ordinary share capital of the Company as part of a registered direct offering in the US. The number of ordinary shares to be issued when exercised is fixed, however the exercise price is denominated in US Dollars being different to the functional currency of the Company. Therefore, the warrants are classified as equity settled derivative financial liabilities recognised at fair value through the profit and loss account (‘FVTPL’). The financial liability is valued using the Monte Carlo model. Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on re-measurement recognised in profit or loss. The net gain or loss recognised in profit or loss incorporates any interest paid on the financial liability and is included in the ‘finance income’ or ‘finance expense’ lines item in the income statement. Fair value is determined in the manner described in note 21. A key input in the valuation of the instrument is the Company share price. Exercise price per ADR is $2.05 and $2.0625.

October 2019 warrants

In October 2019 the Company issued 3,150,000 warrants in the ordinary share capital of the Company as part of a registered direct offering in the US. The number of ordinary shares to be issued when exercised is fixed, however the exercise price is denominated in US Dollars. The warrants are classified equity settled derivative financial liabilities and accounted for in the same way as those issued in May 2020. The financial liability is valued using the Monte Carlo model. The exercise price per ADR is $6.25.

DARA warrants and share options

The Group also assumed fully vested warrants and share options on the acquisition of DARA Biosciences, Inc. (which took place in 2015). The number of ordinary shares to be issued when exercised is fixed, however the exercise prices are denominated in US Dollars. The warrants are classified equity settled derivative financial liabilities and accounted for in the same way as those detailed above. The financial liability is valued using the Black-Scholes option pricing model. The exercise price of the warrants and options is $61.03 and $95.17 respectively.

The following table details the outstanding warrants as at 31 December and also the movement in the year:

	At 1 January 2019	Granted	Lapsed	At 31 December 2019	Granted	Exercised	At 31 December 2020	Lapsed	Exercised	At 31 December 2021
May 2020 grant	–	–	–	–	7,545,456	(2,500,000)	7,045,456	–	(306,815)	6,738,641
October 19 grant	–	3,150,000	–	3,150,000	–	–	3,150,000	–	–	3,150,000
DARA Warrants	116,206	–	(111,582)	4,624	–	–	4,624	(544)	–	4,080
DARA Options	6,167	–	(3,332)	2,835	–	–	2,835	–	–	2,835